                       SUPPLEMENT DATED AUGUST 1, 1995 TO
                        PROSPECTUS DATED MAY 1, 1995 FOR

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE CONTRACTS

                                   ISSUED BY

                       NATIONWIDE LIFE INSURANCE COMPANY

                                  THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT-3

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

Effective August 1, 1995, the following underlying Mutual Funds will be available in the Nationwide VLI Separate Account-3:

                    AMERICAN CAPITAL LIFE INVESTMENT TRUST:
               -American Capital Real Estate Securities Portfolio

                                    DREYFUS
                           -Dreyfus Stock Index Fund
                   -Dreyfus Socially Responsible Growth Fund

                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
                            -High Income Portfolio*
                            -Equity-Income Portfolio
                               -Growth Portfolio
                              -Overseas Portfolio

                 FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
                            -Asset Manager Portfolio
                             -Contrafund Portfolio

                 NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:
                               -Growth Portfolio
                        -Limited Maturity Bond Portfolio
                              -Partners Portfolio

                      OPPENHEIMER VARIABLE ACCOUNT FUNDS:
                                   -Bond Fund
                            -Global Securities Fund
                           -Multiple Strategies Fund

                    STRONG VARIABLE INSURANCE PRODUCTS FUND:
                            -Discovery Fund II, Inc.
                             -Special Fund II, Inc.
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                             TCI PORTFOLIOS, INC.:
                                 -TCI Balanced
                                  -TCI Growth
                               -TCI International

                       VAN ECK WORLDWIDE INSURANCE TRUST:
                         -Gold & Natural Resources Fund
                              -Worldwide Bond Fund

                             WARBURG PINCUS TRUST:
                        -International Equity Portfolio
                            -Small Company Portfolio

*The High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

Accordingly, the "Deductions and Charges" provision located in the Prospectus is hereby amended to include the following expense information:

                                                                                 Management Fees   Other Expenses   Total Expenses
American Capital Real Estate Securities Portfolio                                     1.00%            0.00%            1.00%
Dreyfus Stock Index Fund                                                              0.14%            0.26%            0.40%
Dreyfus Socially Responsible Growth Fund                                              0.00%            0.25%            0.25%
Fidelity VIP - High Income Portfolio                                                  0.61%            0.10%            0.71%
Fidelity VIP - Equity Income Portfolio                                                0.52%            0.06%            0.58%
Fidelity VIP - Growth Portfolio                                                       0.62%            0.07%            0.69%
Fidelity VIP - Overseas Portfolio                                                     0.77%            0.15%            0.92%
Fidelity VIP Fund II - Asset Manager Portfolio                                        0.72%            0.07%            0.79%
Fidelity VIP Fund II - Contrafund Portfolio                                           0.62%            0.27%            0.89%
Neuberger & Berman Advisers Management Trust - Growth Portfolio                       0.79%            0.12%            0.91%
Neuberger & Berman Advisers Management Trust - Limited Maturity Bond Portfolio        0.60%            0.13%            0.73%
Neuberger & Berman Advisers Management Trust - Partners Portfolio                     0.80%            0.50%            1.30%
Oppenheimer - Bond Fund                                                               0.75%            0.06%            0.81%
Oppenheimer - Global Securities Fund                                                  0.75%            0.20%            0.95%
Oppenheimer - Multiple Strategies Fund                                                0.74%            0.05%            0.79%
Strong Discovery Fund II, Inc.                                                        1.00%            0.21%            1.21%
Strong Special Fund II, Inc.                                                          1.00%            0.10%            1.10%
TCI Portfolios - TCI Balanced                                                         1.00%            0.00%            1.00%
TCI Portfolios - TCI Growth                                                           1.00%            0.00%            1.00%
TCI Portfolios - TCI International                                                    1.50%            0.00%            1.50%
Van Eck - Gold and Natural Resources Fund                                             0.75%            0.21%            0.96%
Van Eck - Worldwide Bond Fund                                                         0.75%            0.18%            0.93%
Warburg Pincus - International Equity Portfolio                                       1.00%            0.44%            1.44%
Warburg Pincus - Small Company Growth Portfolio                                       0.90%            0.35%            1.25%


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The "Investments of the Variable Account" provision is hereby amended as follows:

1. American Capital Life Investment Trust, managed by Van Kampen American Capital Management, Inc.;

2.    Dreyfus Stock Index Fund, managed by Wells Fargo Nikko Investment
      Advisors;

3.    The Dreyfus Socially Responsible Growth Fund, managed by Dreyfus
      Corporation;

4. Fidelity Variable Insurance Products Fund, managed by Fidelity Management & Research Company;

5. Fidelity Variable Insurance Products Fund II, managed by Fidelity Management & Research Company

6. Nationwide Separate Account Trust, managed by Nationwide Financial Services, Inc.;

7. Neuberger & Berman Advisers Management Trust, managed by Neuberger & Berman Management Incorporated;

8.    Oppenheimer Variable Account Funds, managed by Oppenheimer Management
      Corp.;

9. Strong Variable Insurance Products Fund, managed by Strong/Corneliuson Capital Management, Inc.;

10. TCI Portfolios, Inc., managed by Investors Research Corporation, an affiliate of Twentieth Century Companies;

11.   Van Eck Worldwide Insurance Trust, managed by Van Eck Associates
      Corporation;

12.   Warburg Pincus Trust, managed by Warburg Pincus Counsellors, Inc.

AMERICAN CAPITAL LIFE INVESTMENT TRUST

      The American Capital Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Portfolio's investment adviser.

-AMERICAN CAPITAL REAL ESTATE SECURITIES PORTFOLIO

Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

DREYFUS

    - DREYFUS STOCK INDEX FUND

      Dreyfus Stock Index Fund is an open-end, non-diversified management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. Wells Fargo Nikko Investment Advisors serves as the Fund's index fund manager. As of May 1, 1994, Dreyfus Life and Annuity Index Fund began doing business as Dreyfus Stock Index Fund.

      Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

    - DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

      Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. Dreyfus Corporation serves as the Fund's investment advisor. Tiffany Capitol Advisors, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

      Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fund is an open-end, diversified management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ('FMR') is the Fund's manager.

    - HIGH INCOME PORTFOLIO

      Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. The portfolio's manager will seek high current income normally by investing the Portfolio's assets as follows:

      - at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-backed securities.

      - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and quity securities.

Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

    - EQUITY-INCOME PORTFOLIO

      Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

    - GROWTH PORTFOLIO

      Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

    - OVERSEAS PORTFOLIO

      Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economics outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fund is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.

    - ASSET MANAGER PORTFOLIO

      Investment Objective: To seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

    - CONTRAFUND PORTFOLIO

      Investment Objective: To seek capital appreciation by investing primarily in companies that the fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

    - GROWTH PORTFOLIO

      Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

    - LIMITED MATURITY BOND PORTFOLIO

      Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

    - PARTNERS PORTFOLIO

      Investment Objective: To seek capital growth. This portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds is an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. Oppenheimer Management Corporation is the Funds' investment advisor.

    - BOND FUND

      Investment Objective: Primarily to seek a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, the Fund seeks capital growth when consistent with its primary objective.

    - GLOBAL SECURITIES FUND

      Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

    - MULTIPLE STRATEGIES FUND

      Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) form investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG VARIABLE INSURANCE PRODUCTS FUNDS

The Strong Variable Insurance Products Funds are diversified, open-end management investment companies, commonly called mutual funds. Strong Special Fund II, Inc. ("Special Fund") and Strong Discovery Fund II, Inc. ("Discovery Fund II") were separately incorporated in Wisconsin on December 28, 1990. Shares of the Funds may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Strong/Corneliuson Capital Management, Inc. is the investment advisor for each of the Funds.

    - DISCOVERY FUND II, INC.

      Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities.

    - SPECIAL FUND II, INC.

      Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

TCI PORTFOLIOS, INC., MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS

TCI Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management investment company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the Twentieth Century Family of Mutual Funds, TCI Portfolios is managed by Investors Research Corporation.

    - TCI BALANCED

      Investment Objective: Capital growth and current income. The fund will seek to achieve its objective by maintaining approximately 60% of the assets of the fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by mangement to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. There can be no assurance that the Fund will achieve its investment objective.

    - TCI GROWTH

      Investment Objective: Capital growth. The fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the fund's investment manager, better than average potential for appreciation. The fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

      The fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

    - TCI INTERNATIONAL

      Investment Objective: To seek capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the fund will be common stocks (defined to include depository receipts for common stocks), the fund may also invest in other types of securities consistent with the fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the fund may invest up to 35% of its assets in such other securities. There can be no assurance that the fund will achieve its objectives.

VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)

Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The assets of the Trust are managed by Van Eck Associates Corporation.

    - GOLD AND NATURAL RESOURCES FUND

      Investment Objective: To seek long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production and distribution of gold and other natural resources, such as strategic and other metals, minerals, forest products, oil, natural gas and coal. Current income is not an objective.

    - WORLDWIDE BOND FUND (FORMERLY GLOBAL BOND FUND)

      Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.

WARBURG PINCUS TRUST

The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg Pincus Counsellors, Inc. ("Counsellors.")

    - INTERNATIONAL EQUITY PORTFOLIO

      Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of "Counsellors" have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

    - SMALL COMPANY GROWTH PORTFOLIO

      Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth.
      The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.